Capital Management and Risk Policies - Schedule of Analysis of Maturities of Assets and Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Derivative Financial Instruments	$ 1,247,078	$ 3,267,935
Other Financial Assets	23,371,926	15,235,484
Loans and Other Financing	744,433,702	794,608,259
Liabilities
Liabilities at fair value through profit or loss	75,674	0
Derivative Financial Instruments	712,129	86,716
Other Financial Liabilities	195,659,168	147,171,842
Lease liabilities	4,381,601	6,586,196
Subordinated Debt Securities	26,275,536	32,684,216
Liquidity risk [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	237,512,292	236,837,797
Derivative Financial Instruments	1,247,078	827,053
Repurchase Transactions	206,318,139	93,249,485
Other Financial Assets	24,139,892	16,552,922
Loans and Other Financing	881,827,799	950,255,285
Other Debt Securities	98,861,222	38,345,187
Financial Assets Pledged as Collateral	35,235,668	28,252,414
Investments in Equity Instruments	1,251,934	5,654,112
Liabilities
Deposits	1,048,263,983	1,032,879,651
Liabilities at fair value through profit or loss	75,674
Derivative Financial Instruments	712,129	86,716
Other Financial Liabilities	191,277,568	140,582,236
Lease liabilities	5,708,499	10,190,798
Financing Received from the Argentine Central Bank and Other Financial Institutions	29,716,247	23,808,691
Debt Securities	32,631,376	32,146,923
Subordinated Debt Securities	35,315,159	47,007,564
Liquidity risk [member] | Less than one month [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	235,715,852	230,532,971
Derivative Financial Instruments	1,247,078	827,053
Repurchase Transactions	206,318,139	93,249,485
Other Financial Assets	20,422,842	11,588,748
Loans and Other Financing	268,278,512	250,068,562
Other Debt Securities	97,602,616	38,345,187
Financial Assets Pledged as Collateral	35,235,668	28,252,414
Investments in Equity Instruments	1,251,934	5,654,112
Liabilities
Deposits	981,068,287	960,889,687
Liabilities at fair value through profit or loss	75,674
Derivative Financial Instruments	712,129	86,716
Other Financial Liabilities	130,748,187	140,382,359
Lease liabilities	114,368	233,741
Financing Received from the Argentine Central Bank and Other Financial Institutions	5,200,022	3,936,538
Debt Securities	1,519,011	1,111,592
Subordinated Debt Securities	996,044	1,291,846
Liquidity risk [member] | Later than one month and not later than six months [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	289,004	851,483
Other Financial Assets	123,048	152,157
Loans and Other Financing	279,743,611	308,413,869
Other Debt Securities	304,390
Liabilities
Deposits	64,008,739	67,935,172
Other Financial Liabilities	60,319,962	36,949
Lease liabilities	570,091	1,094,126
Financing Received from the Argentine Central Bank and Other Financial Institutions	4,623,289	4,967,332
Debt Securities	15,230,169	9,292,808
Liquidity risk [member] | Later than six months and not later than twelve months [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	585,835	4,800,940
Other Financial Assets	149,125	184,402
Loans and Other Financing	180,218,971	204,441,783
Other Debt Securities	229,445
Liabilities
Deposits	3,074,261	3,870,033
Other Financial Liabilities	177,971	41,420
Lease liabilities	644,172	1,200,436
Financing Received from the Argentine Central Bank and Other Financial Institutions	15,913,726	9,264,337
Debt Securities	9,487,019	12,158,857
Subordinated Debt Securities	996,044	1,291,846
Liquidity risk [member] | Later than one year and not later than five years [member]
Assets
Debt Securities measured at Fair Value through Profit or Loss	921,601	652,403
Other Financial Assets	3,444,877	4,627,615
Loans and Other Financing	116,216,349	141,230,251
Other Debt Securities	724,771
Liabilities
Deposits	112,674	184,718
Other Financial Liabilities	26,415	121,508
Lease liabilities	3,769,889	5,585,434
Financing Received from the Argentine Central Bank and Other Financial Institutions	3,979,210	5,640,484
Debt Securities	6,395,177	9,583,666
Subordinated Debt Securities	33,323,071	11,410,759
Liquidity risk [member] | Later than five years [member]
Assets
Loans and Other Financing	37,370,356	46,100,820
Liabilities
Deposits	22	41
Other Financial Liabilities	5,032
Lease liabilities	$ 609,978	2,077,061
Subordinated Debt Securities		$ 33,013,113